Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2025
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and Equipment

Note 6. Leasehold improvements and Equipment

At December 31, 2025 and 2024, leasehold improvements and equipment consisted of the following:

	As of December 31,
	2025	2024
Motor vehicles	$97,488	$339,712
Office equipment	117,977	86,746
Furniture and fittings	51,478	46,882
Warehouse equipment	108,984	108,661
Machinery equipment	96,520	67,269
Leasehold improvements	280,887	668,524
	753,334	1,317,794
Accumulated depreciation	(466,270)	(587,147)
Leasehold improvements and equipment, net of accumulated depreciation	$287,064	$730,647

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.

Depreciation expense of leasehold improvements and equipment for the years ended December 31, 2025, 2024, and 2023 was $247,447, $513,794 and $742,030, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2025, 2024 and 2023, the Company purchased assets of $84,377, $347,902 and $698,282, respectively.

The motor vehicles with a net carrying amount of $10,720, $171,221 and $281,875 are held under finance lease arrangements for the years ended December 31, 2025, 2024 and 2023, respectively.